ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	61.6%
Aerospace/Defense	2.2%
Boeing (The) Co. 5.81%, 05/01/50		$80,000	$110,252
Agriculture	2.2%
BAT Capital Corp. 3.56%, 08/15/27		100,000	111,348
Banks	4.2%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(a)		105,000	108,262
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(a)		105,000	106,706
			214,968
Beverages	1.8%
Molson Coors Beverage Co.,
3.50%, 05/01/22		50,000	51,992
5.00%, 05/01/42		10,000	12,515
4.20%, 07/15/46		25,000	28,687
			93,194
Commercial Services	2.1%
Service Corp International 8.00%, 11/15/21		100,000	105,750
Computers	2.1%
Dell International LLC/EMC Corp. 5.88%, 06/15/21(b)		110,000	110,198
Cosmetics/Personal Care	1.0%
Edgewell Personal Care Co. 4.70%,		50,000	52,058
Diversified Financial Services	3.3%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(a)		150,000	167,062
Electrical Component & Equipments	1.3%
Energizer Holdings, Inc. 7.75%, 01/15/27(b)		60,000	66,690
Food	7.4%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc. 6.50%, 04/15/29(b)		100,000	116,410
Kraft Heinz Foods Co. 4.38%, 06/01/46		100,000	108,194
Pilgrim's Pride Corp. 5.75%, 03/15/25(b)		90,000	92,394
Post Holdings, Inc. 5.75%, 03/01/27(b)		60,000	63,525
			380,523
0

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Healthcare-Services	2.0%
Charles River Laboratories International, Inc. 5.50%, 04/01/26(b)		$50,000	$52,370
IQVIA, Inc. 5.00%, 10/15/26(b)		50,000	52,250
			104,620
Internet	2.5%
Netflix, Inc. 5.50%, 02/15/22		125,000	130,781
Lodging	3.5%
Marriott International, Inc. 5.75%, 05/01/25		155,000	181,304
Machinery-Diversified	1.0%
Flowserve Corp. 3.50%, 10/01/30		50,000	53,372
Media	17.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(b)		50,000	50,313
5.75%, 02/15/26(b)		100,000	103,185
CSC Holdings LLC,
6.75%, 11/15/21		31,000	32,395
5.50%, 04/15/27(b)		100,000	106,000
NBCUniversal Enterprise, Inc. 5.25%, 03/19/21(b)		200,000	204,000
Sirius XM Radio, Inc. 4.13%, 07/01/30(b)		100,000	106,437
Time Warner Cable LLC 4.00%, 09/01/21		150,000	152,129
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(a)		10,000	10,375
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(a)		100,000	112,265
			877,099
Packing & Containers	2.1%
Berry Global, Inc. 4.88%, 07/15/26(b)		75,000	80,564
Plastipak Holdings, Inc. 6.25%, 10/15/25(b)		25,000	25,750
			106,314
Pipelines	0.4%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%) 7.38%, 12/15/22(a)		25,000	20,750

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Investment Trusts	2.0%
American Tower Corp. 4.70%, 03/15/22		$50,000	$52,468
Office Properties Income Trust 4.15%, 02/01/22		50,000	50,907
			103,375
Software	3.5%
MSCI, Inc.,
4.75%, 08/01/26(b)		50,000	52,124
5.38%, 05/15/27(b)		20,000	21,350
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		100,000	106,802
			180,276
TOTAL CORPORATE BONDS (Cost $3,116,221)			3,169,934
FOREIGN ISSUER BONDS	23.5%
Agriculture	3.2%
Imperial Brands Finance PLC 3.88%, 07/26/29(b)		150,000	167,661
Banks	3.3%
Intesa Sanpaolo S.p.A. 5.71%, 01/15/26(b)		150,000	171,689
Beverages	2.3%
Bacardi Ltd. 4.70%, 05/15/28(b)		100,000	118,630
Electric	4.3%
Electricite de France S.A. (Variable, USD Swap 10Y + 3.04%) 5.63%, 01/22/24(a)		100,000	107,500
Enel S.p.A. (Variable, USD Swap 5Y + 5.88%) 8.75%, 09/24/73(a)(b)		100,000	116,780
			224,280
Media	1.7%
Liberty Latin America Ltd. 2.00%, 07/15/24		90,000	85,521
Oil & Gas	2.1%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.04%) 4.38%, 06/22/25(a)		100,000	107,005
Packing & Containers	1.7%
OI European Group B.V. 4.00%, 03/15/23(b)		85,000	86,700

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	4.9%
Altice France S.A. 8.13%, 02/01/27(b)		$115,000	$126,789
Vodafone Group PLC (Variable, USD Swap 5Y + 4.87%) 7.00%, 04/04/79(a)		100,000	124,403
			251,192
TOTAL FOREIGN ISSUER BONDS (Cost $1,196,332)			1,212,678

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	11.8%
Banks	2.5%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.49%) 5.85%(a)		1,679	48,439
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.71%) 6.38%(a)		2,821	80,963
			129,402
Closed-End Funds	1.4%
Gabelli Dividend & Income Trust (The), 5.38%		2,750	74,663
Electric	1.7%
Duke Energy Corp., 5.63%		3,000	86,250
Real Estate Investment Trusts	4.1%
Boston Properties, Inc., 5.25%		600	15,570
Public Storage, 4.13%		4,000	108,520
Public Storage, 4.63%		400	10,856
Vornado Realty Trust, 5.70%		3,000	75,480
			210,426
Telecommunications	2.1%
AT&T, Inc., 4.75%		4,000	107,040
TOTAL PREFERRED STOCKS (Cost $587,735)			607,781
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(c)		42,291	42,291
TOTAL SHORT-TERM INVESTMENTS (Cost $42,291)			42,291
TOTAL INVESTMENTS (Cost $4,942,579)	97.7%		5,032,684
NET OTHER ASSETS (LIABILITIES)	2.3%		116,737
NET ASSETS	100.0%		$5,149,421

(a)Floating rate security. The rate presented is the rate in effect at December 31, 2020, and the related index and spread are shown parenthetically for each security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)7-day current yield as of December 31, 2020 is disclosed.

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Country Allocation	Percentage of Net Assets
United States	74.2%
United Kingdom	7.7
Italy	5.6
France	4.5
Bermuda	2.3
Netherlands	1.7
Chile	1.7
Total	97.7%

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.7%
Brazil	4.1%
Ambev S.A. - ADR(a)		2,556,610	$7,823,226
Petroleo Brasileiro S.A. - ADR		2,067,278	23,215,532
			31,038,758
Canada	2.9%
Barrick Gold Corp.		953,151	21,712,780
China	21.3%
Anhui Conch Cement Co, Ltd. - Class H		2,595,305	16,258,913
China Construction Bank Corp. - Class H		9,579,502	7,289,984
China Resources Mixc Lifestyle Services Ltd.(a)(b)		20,538	95,240
Country Garden Services Holdings Co. Ltd.		1,313,000	8,905,694
ENN Energy Holdings Ltd.		1,909,816	28,032,190
Industrial & Commercial Bank of China Ltd. - Class H		11,484,003	7,471,966
Jiangsu Expressway Co. Ltd. - Class H		4,548,982	5,093,451
Longfor Group Holdings Ltd.(b)		3,453,372	20,281,725
Proya Cosmetics Co. Ltd. - Class A		282,792	7,754,426
TravelSky Technology Ltd. - Class H		3,109,000	7,500,770
Trip.com Group Ltd. - ADR(a)		410,966	13,861,883
Xinyi Energy Holdings Ltd.		1,654,948	1,124,027
Xinyi Solar Holdings Ltd.		10,479,440	27,347,105
Zhejiang Expressway Co. Ltd. - Class H		11,243,315	9,509,956
			160,527,330
Hong Kong	5.5%
China Overseas Property Holdings Ltd.		2,822,265	1,473,556
China Resources Land Ltd.		2,883,971	11,949,780
Hong Kong Exchanges & Clearing Ltd.		436,709	24,019,157
Lee & Man Paper Manufacturing Ltd.		4,400,000	3,605,161
			41,047,654
India	12.0%
Apollo Tyres Ltd.		1,105,844	2,697,062
Container Corp. of India Ltd.		1,092,043	5,974,742
HDFC Bank Ltd. - ADR(a)		211,221	15,262,829
ICICI Bank Ltd. - ADR(a)		1,361,781	20,236,066
Larsen & Toubro Ltd.		784,134	13,843,068
Mahindra & Mahindra Ltd.		1,392,831	13,774,115
State Bank of India(a)		4,844,760	18,284,377
			90,072,259
Jersey	0.9%
Centamin PLC		4,089,621	6,847,111
Mexico	5.9%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,295,122	5,439,230
Cemex S.A.B. de C.V. - ADR(a)		3,467,710	17,928,061

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Megacable Holdings S.A.B. de C.V. - CPO		1,199,068	$4,379,420
Wal-Mart de Mexico S.A.B. de C.V.		5,937,204	16,702,162
			44,448,873
Netherlands	4.2%
Prosus N.V.(a)		294,173	31,645,174
Russia	1.8%
Globaltrans Investment PLC - REG - GDR		743,960	4,439,801
Sberbank of Russia PJSC - ADR		72,042	1,044,609
Sberbank of Russia PJSC - ADR (London International Exchange)		556,287	8,019,373
			13,503,783
South Africa	6.9%
FirstRand Ltd.		4,649,743	16,214,151
Naspers Ltd. - Class N		172,870	35,381,590
			51,595,741
South Korea	21.1%
Cheil Worldwide, Inc.		517,049	9,797,465
NCSoft Corp.		20,174	17,318,804
Samsung Electronics Co. Ltd.		1,008,663	75,384,882
Samsung Electronics Co. Ltd. - REG - GDR		655	1,190,505
SK Hynix, Inc.		231,370	25,311,310
SK Telecom Co. Ltd.		121,348	26,628,662
SK Telecom Co. Ltd. - ADR		128,950	3,156,696
			158,788,324
Taiwan	4.7%
Primax Electronics Ltd.		1,817,384	3,160,727
Taiwan Cement Corp.		4,228,000	6,511,415
Tong Yang Industry Co. Ltd.		5,618,643	7,789,274
Win Semiconductors Corp.		500,000	6,181,681
Yuanta Financial Holding Co. Ltd.		15,864,000	11,604,975
			35,248,072
Turkey	2.1%
BIM Birlesik Magazalar A.S.		963,247	9,786,028
Coca-Cola Icecek A.S.		659,812	5,845,340
			15,631,368
United Arab Emirates	2.3%
Emaar Malls PJSC(a)		19,222,211	9,604,346
Emaar Properties PJSC(a)		7,763,682	7,470,054
			17,074,400
TOTAL COMMON STOCKS (Cost $578,862,227)			719,181,627
TOTAL INVESTMENTS (Cost $578,862,227)	95.7%		719,181,627
NET OTHER ASSETS (LIABILITIES)	4.3%		32,493,038
NET ASSETS	100.0%		$751,674,665

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2020 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	8.1%
Consumer Discretionary	14.0
Consumer Staples	6.4
Energy	3.1
Financials	17.9
Industrials	6.4
Information Technology	19.4
Materials	9.7
Real Estate	6.8
Utilities	3.9
Total	95.7%

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Brazil	5.7%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.(a)		45,100	$86,827
Cyrela Brazil Realty SA Empreendimentos e Participacoes		88,400	505,057
Grupo SBF S.A.(a)		54,100	311,069
Iguatemi Empresa de Shopping Centers S.A.		42,000	302,002
Lojas Quero Quero S.A.(a)		188,532	592,388
Movida Participacoes S.A.(a)		129,996	517,392
Sul America S.A.		45,531	389,509
Tupy S.A.(a)		56,300	227,519
			2,931,763
Canada	2.9%
Dundee Precious Metals, Inc.		87,913	631,946
ERO Copper Corp.(a)		16,149	259,064
Parex Resources, Inc.(a)		41,333	568,901
			1,459,911
China	11.4%
AsiaInfo Technologies Ltd.(b)		176,400	254,066
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - Class A		17,900	552,961
China Yongda Automobiles Services Holdings Ltd.		374,500	619,735
China Yuhua Education Corp. Ltd.(b)		294,000	256,481
Chongqing Fuling Zhacai Group Co. Ltd. - Class A		86,300	562,784
Laobaixing Pharmacy Chain JSC - Class A		34,840	335,842
Sany Heavy Equipment International Holdings Co. Ltd.		613,000	459,216
Shenzhen Megmeet Electrical Co. Ltd. - Class A		53,900	282,955
Silergy Corp.		7,613	652,660
Sinotrans Ltd. - Class H		1,876,000	684,142
Xinyi Energy Holdings Ltd.		570,000	387,140
Xtep International Holdings Ltd.		584,000	291,734
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)		432,000	460,545
			5,800,261
Czech Republic	0.9%
Moneta Money Bank A.S.(a)(b)		151,356	479,154
Germany	0.6%
Global Fashion Group S.A.(a)		27,860	329,992
Greece	0.8%
Motor Oil Hellas Corinth Refineries S.A.		28,911	418,013
Hong Kong	4.0%
Bosideng International Holdings Ltd.		1,070,000	545,881
Kingboard Laminates Holdings Ltd.		211,500	345,841
Lee & Man Paper Manufacturing Ltd.		434,000	355,600
SITC International Holdings Co. Ltd.		375,000	811,869
			2,059,191
Hungary	1.2%
Richter Gedeon Nyrt		23,959	601,273

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
India	14.3%
Bata India Ltd.		26,121	$566,309
City Union Bank Ltd.		146,474	361,606
Dixon Technologies India Ltd.		2,781	512,761
Dr Lal PathLabs Ltd.(b)		18,110	571,776
Exide Industries Ltd.		210,390	552,525
Godrej Properties Ltd.(a)		36,760	721,492
Graphite India Ltd.		61,391	256,481
Info Edge India Ltd.		11,510	751,442
Ipca Laboratories Ltd.		16,152	485,109
LIC Housing Finance Ltd.		87,992	438,331
Persistent Systems Ltd.		21,502	447,312
Shriram Transport Finance Co. Ltd.		39,129	562,892
Varun Beverages Ltd.		46,317	581,090
WNS Holdings Ltd. - ADR(a)		7,232	521,066
			7,330,192
Indonesia	4.3%
Bank Tabungan Negara Persero Tbk PT		3,790,800	466,713
Bumi Serpong Damai Tbk PT(a)		6,280,400	547,654
Ciputra Development Tbk PT		5,823,400	408,303
Merdeka Copper Gold Tbk PT(a)		2,923,900	506,597
Pakuwon Jati Tbk PT(a)		6,671,700	242,202
			2,171,469
Malaysia	1.0%
TIME dotCom Bhd.		75,800	250,337
V.S. Industry Bhd.		401,500	258,763
			509,100
Mexico	2.5%
Bolsa Mexicana de Valores S.A.B. de C.V.		114,900	272,303
Corp. Inmobiliaria Vesta S.A.B. de C.V.		267,300	521,047
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		68,965	65,293
Orbia Advance Corp S.A.B. de C.V.		182,200	428,043
			1,286,686
Philippines	1.8%
International Container Terminal Services, Inc.		148,080	380,921
Wilcon Depot, Inc.		1,548,100	544,938
			925,859
Poland	2.1%
Bank Polska Kasa Opieki S.A.(a)		31,999	523,026
Dino Polska S.A.(a)(b)		6,892	533,679
			1,056,705
Russia	2.1%
Globaltrans Investment PLC - REG - GDR		41,822	249,585

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mail.Ru Group Ltd. - REG - GDR(a)		17,140	$449,060
Sistema PJSC - REG - GDR		51,596	387,372
			1,086,017
Saudi Arabia	0.8%
United Electronics Co.		17,882	412,457
South Africa	3.2%
African Rainbow Minerals Ltd.		27,996	499,306
Aspen Pharmacare Holdings Ltd.(a)		31,768	271,227
Barloworld Ltd.		36,442	226,613
Investec PLC		127,383	327,778
Northam Platinum Ltd.(a)		21,675	309,648
			1,634,572
South Korea	15.8%
Chunbo Co. Ltd.		2,480	418,137
DB HiTek Co. Ltd.		12,743	600,469
DGB Financial Group, Inc.		67,451	423,758
Doosan Bobcat, Inc.		7,504	204,533
Douzone Bizon Co. Ltd.		211	20,193
Duk San Neolux Co. Ltd.(a)		12,344	397,217
E-MART, Inc.		2,926	409,127
Eugene Technology Co. Ltd.		13,477	415,307
Hanwha Solutions Corp.		9,534	419,362
Hyundai Marine & Fire Insurance Co. Ltd.		14,337	299,855
Iljin Materials Co. Ltd.		8,022	374,418
Mando Corp.		12,383	672,954
NICE Information Service Co. Ltd.		19,691	450,566
Pan Ocean Co. Ltd.(a)		94,316	435,096
Park Systems Corp.		5,880	512,712
PSK, Inc.		16,598	621,862
SKC Co. Ltd.		4,597	399,134
Webcash Corp.		5,980	394,762
WONIK IPS Co. Ltd.(a)		15,175	620,329
			8,089,791
Switzerland	0.8%
Wizz Air Holdings PLC(a)(b)		6,341	396,028
Taiwan	16.5%
Accton Technology Corp.		31,000	350,044
Advanced Ceramic X Corp.		10,000	180,834
ASMedia Technology, Inc.		8,000	449,669
ASPEED Technology, Inc.		3,000	183,055
Chailease Holding Co. Ltd.		80,340	481,689
Chicony Power Technology Co. Ltd.		212,000	531,421
Chilisin Electronics Corp.		69,000	275,203
Chung Hung Steel Corp.(a)		845,000	473,790
Elan Microelectronics Corp.		82,000	391,034

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Global PMX Co. Ltd.		73,000	$445,757
Gourmet Master Co. Ltd.		71,000	356,471
Grand Pacific Petrochemical(a)		457,000	385,517
Innolux Corp.(a)		456,000	228,011
King's Town Bank Co. Ltd.		256,000	354,303
Merida Industry Co. Ltd.		34,000	285,310
Pan Jit International, Inc.		228,000	440,872
Parade Technologies Ltd.		9,540	378,899
Pegavision Corp.		49,000	493,800
Realtek Semiconductor Corp.		36,000	498,497
Unimicron Technology Corp.		113,000	353,823
Voltronic Power Technology Corp.		7,850	312,981
Winbond Electronics Corp.		426,000	437,644
Yeong Guan Energy Technology Group Co. Ltd.		47,000	137,556
			8,426,180
Thailand	1.5%
AEON Thana Sinsap Thailand PCL		44,500	302,666
JMT Network Services PCL - REG		368,800	443,151
			745,817
Turkey	0.9%
Haci Omer Sabanci Holding A.S.		287,330	443,404
United Kingdom	0.7%
Avast PLC(b)		48,158	354,247
TOTAL COMMON STOCKS (Cost $38,386,637)			48,948,082
EQUITY-LINKED SECURITIES	1.0%
India	1.0%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25		42,916	485,449
Thailand	0.0%
JMT Network Services PCL, Issued by JMT Network Services PCL, Maturity Date 5/16/22		49,657	12,845
TOTAL EQUITY-LINKED SECURITIES (Cost $364,384)			498,294
PREFERRED STOCKS	2.2%
Brazil	2.2%
Cia Energetica de Minas Gerais - ADR, 1.60%(c)		209,859	604,394
Gerdau S.A. - ADR, 1.70%(c)		107,467	501,871
			1,106,265
TOTAL PREFERRED STOCKS (Cost $769,938)			1,106,265
TOTAL INVESTMENTS (Cost $39,520,959)	99.0%		50,552,641
NET OTHER ASSETS (LIABILITIES)	1.0%		527,921
NET ASSETS	100.0%		$51,080,562

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2020 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	3.6%
Consumer Discretionary	16.8
Consumer Staples	5.6
Energy	1.9
Financials	12.9
Health Care	4.9
Industrials	13.3
Information Technology	20.7
Materials	12.0
Real Estate	5.4
Utilities	1.9
Total	99.0%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.8%
Australia	3.7%
Atlassian Corp. PLC - Class A(a)		51,587	$12,064,652
Fortescue Metals Group Ltd.		416,096	7,523,157
			19,587,809
Denmark	4.7%
Orsted A/S(b)		60,170	12,306,255
Vestas Wind Systems A/S		52,447	12,412,828
			24,719,083
Germany	1.7%
SAP S.E.		69,493	9,131,973
Hong Kong	2.5%
Hong Kong Exchanges & Clearing Ltd.		237,048	13,037,728
Ireland	7.6%
Accenture PLC - Class A		51,409	13,428,545
Aptiv PLC		107,276	13,976,990
Medtronic PLC		106,716	12,500,712
			39,906,247
Japan	11.0%
Kao Corp.		143,300	11,079,226
PeptiDream, Inc.(a)		255,100	12,965,064
Rakuten, Inc.		1,043,700	10,023,967
Recruit Holdings Co. Ltd.		300,100	12,587,249
SBI Holdings, Inc.		476,300	11,315,326
			57,970,832
Netherlands	7.5%
ASML Holding N.V.		30,352	14,667,967
Koninklijke DSM N.V.		71,085	12,245,529
Prosus N.V.(a)		118,545	12,752,282
			39,665,778
New Zealand	1.6%
a2 Milk Co. Ltd.(a)		960,559	8,485,509
South Korea	2.4%
NAVER Corp.		47,380	12,793,615
Taiwan	2.3%
MediaTek, Inc.		454,683	12,142,683
United Kingdom	7.0%
CNH Industrial N.V.(a)		892,871	11,464,464
IHS Markit Ltd.		143,775	12,915,308
Linde PLC		48,033	12,657,176
			37,036,948
United States	45.8%
Agilent Technologies, Inc.		105,885	12,546,314
Avantor, Inc.(a)		419,347	11,804,618
Chart Industries, Inc.(a)		103,857	12,233,316

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
CME Group, Inc.		55,215	$10,051,891
Cree, Inc.(a)		138,406	14,657,195
Estee Lauder Cos. (The), Inc. - Class A		47,291	12,588,391
Intercontinental Exchange, Inc.		113,718	13,110,548
Intuit, Inc.		35,210	13,374,518
Keysight Technologies, Inc.(a)		99,885	13,193,810
Lam Research Corp.		25,361	11,977,240
Medpace Holdings, Inc.(a)		90,375	12,580,200
Micron Technology, Inc.(a)		176,696	13,284,005
Microsoft Corp.		60,482	13,452,407
Nasdaq, Inc.		91,456	12,139,869
NVIDIA Corp.		22,566	11,783,965
Oracle Corp.		197,180	12,755,574
PayPal Holdings, Inc.(a)		58,892	13,792,506
PRA Health Sciences, Inc.(a)		114,418	14,352,594
PubMatic, Inc. - Class A(a)		56,413	1,577,308
Thermo Fisher Scientific, Inc.		21,285	9,914,127
			241,170,396
TOTAL COMMON STOCKS (Cost $329,523,591)			515,648,601
TOTAL INVESTMENTS (Cost $329,523,591)	97.8%		515,648,601
NET OTHER ASSETS (LIABILITIES)	2.2%		11,697,523
NET ASSETS	100.0%		$527,346,124

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
At December 31, 2020 the industry sectors for the JOHCM Global Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.4%
Consumer Discretionary	7.0
Consumer Staples	6.1
Financials	11.3
Health Care	16.4
Industrials	11.7
Information Technology	34.4
Materials	6.2
Utilities	2.3
Total	97.8%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	63.3%
Banks	2.0%
FinecoBank Banca Fineco S.p.A.(a)		27,314	$445,754
JPMorgan Chase & Co.		6,786	862,297
Lloyds Banking Group PLC(a)		923,958	465,752
			1,773,803
Beverages	2.4%
Coca-Cola (The) Co.		8,917	489,008
Coca-Cola European Partners PLC		14,779	736,438
Diageo PLC		21,458	848,043
			2,073,489
Building Materials	1.9%
Cie de Saint-Gobain(a)		9,586	439,547
CRH PLC		16,710	701,226
Vulcan Materials Co.		3,202	474,889
			1,615,662
Chemicals	2.9%
Air Liquide S.A.		4,405	722,987
Air Products & Chemicals, Inc.		3,024	826,217
Linde PLC		3,544	933,880
			2,483,084
Commercial Services	1.0%
Amadeus IT Group S.A.		6,355	460,088
Bureau Veritas S.A.(a)		16,632	442,395
			902,483
Cosmetics/Personal Care	1.2%
Unilever PLC		17,429	1,049,180
Diversified Financial Services	4.7%
Azimut Holding S.p.A.		22,483	487,512
Charles Schwab (The) Corp.		9,172	486,483
CME Group, Inc.		4,733	861,643
Julius Baer Group Ltd.		13,717	794,549
Mastercard, Inc. - Class A		1,184	422,617
Visa, Inc. - Class A		4,773	1,043,998
			4,096,802
Electric	7.0%
Ameren Corp.		10,929	853,118
Consolidated Edison, Inc.		8,683	627,520
Duke Energy Corp.		9,203	842,627
Endesa S.A.		32,338	886,679
Enel S.p.A.		114,539	1,156,657
Terna Rete Elettrica Nazionale S.p.A.		115,774	883,323
WEC Energy Group, Inc.		9,119	839,221
			6,089,145

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electronics	1.0%
ABB Ltd. - REG		16,036	$448,548
Honeywell International, Inc.		2,101	446,883
			895,431
Engineering & Construction	0.5%
Bouygues S.A.		10,381	427,091
Food	5.0%
Danone S.A.		15,170	997,063
Mondelez International, Inc. - Class A		12,188	712,632
Nestle S.A. - REG		11,403	1,342,462
Sligro Food Group N.V.(a)		33,141	686,201
Sysco Corp.		8,352	620,220
			4,358,578
Food Service	1.0%
Aramark		10,358	398,576
Compass Group PLC		23,522	438,930
			837,506
Gas	0.9%
Enagas S.A.		36,514	801,789
Holding Companies-Diversified	0.5%
Jardine Matheson Holdings Ltd.		8,500	476,066
Home Builders	1.2%
Sekisui House Ltd.		49,900	1,016,641
Household Products/Wares	0.7%
Reckitt Benckiser Group PLC		7,272	650,376
Insurance	1.0%
Allianz S.E. - REG		3,689	902,595
Internet	1.4%
Alphabet, Inc. - Class C(a)		255	446,729
Facebook, Inc. - Class A(a)		2,948	805,276
			1,252,005
Lodging	0.3%
Mandarin Oriental International Ltd.(a)		132,700	225,513
Machinery-Diversified	0.6%
Duerr A.G.		13,020	531,398
Mining	2.9%
Agnico Eagle Mines Ltd.		6,627	467,270
Anglo American PLC		12,920	430,330
Franco-Nevada Corp.		4,862	609,612
Newmont Corp.		11,020	659,988
Royal Gold, Inc.		3,025	321,739
			2,488,939
Oil & Gas	2.4%
Repsol S.A.		64,132	646,519

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Royal Dutch Shell PLC - Class B		35,634	$613,914
TOTAL S.E.		19,692	849,475
			2,109,908
Pharmaceuticals	5.9%
AstraZeneca PLC		7,497	749,017
GlaxoSmithKline PLC		46,922	859,754
Novartis A.G. - REG		7,333	692,608
Pfizer, Inc.		21,489	791,010
Roche Holding A.G. - ADR		20,680	906,611
Sanofi		10,893	1,052,488
Viatris, Inc.(a)		2,778	52,060
			5,103,548
Pipelines	1.8%
Kinder Morgan, Inc.		56,207	768,350
Williams Cos. (The), Inc.		38,680	775,534
			1,543,884
Real Estate	1.4%
Great Eagle Holdings Ltd.		75,000	206,139
Hang Lung Properties Ltd.		151,343	400,560
Hongkong Land Holdings Ltd.		48,679	201,096
Hysan Development Co. Ltd.		57,000	209,640
Realogy Holdings Corp.(a)		13,009	170,678
			1,188,113
Real Estate Investment Trusts	2.2%
Boston Properties, Inc.		4,414	417,255
Columbia Property Trust, Inc.		32,348	463,870
Douglas Emmett, Inc.		7,214	210,505
Frasers Logistics & Commercial Trust		379,649	404,671
JBG SMITH Properties		14,142	442,220
			1,938,521
Retail	0.6%
Cie Financiere Richemont S.A. - REG		5,840	527,716
Semiconductors	2.4%
NXP Semiconductors N.V.		4,202	668,160
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		6,212	677,357
Texas Instruments, Inc.		4,509	740,062
			2,085,579
Software	3.4%
Microsoft Corp.		4,889	1,087,411
Oracle Corp.		15,913	1,029,412
SAP S.E.		5,391	708,423
SAP S.E. - ADR		1,084	141,343
			2,966,589
Telecommunications	3.1%
Cisco Systems, Inc.		10,582	473,544

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Verizon Communications, Inc.		21,653	$1,272,114
Vodafone Group PLC		595,496	979,968
			2,725,626
TOTAL COMMON STOCKS (Cost $46,113,916)			55,137,060

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	14.2%
Aerospace/Defense	0.6%
Boeing (The) Co. 5.81%, 05/01/50		$360,000	496,132
Banks	1.6%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(b)		450,000	463,977
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(b)		900,000	914,625
			1,378,602
Beverages	0.4%
Molson Coors Beverage Co.,
5.00%, 05/01/42		100,000	125,149
4.20%, 07/15/46		200,000	229,492
			354,641
Commercial Services	0.5%
Service Corp International 8.00%, 11/15/21		450,000	475,875
Computers	0.7%
Dell International LLC/EMC Corp. 5.88%, 06/15/21(c)		575,000	576,035
Diversified Financial Services	0.7%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(b)		550,000	612,563
Electrical Component & Equipments	0.5%
Energizer Holdings, Inc. 7.75%, 01/15/27(c)		400,000	444,600
Food	0.3%
Kraft Heinz Foods Co. 4.38%, 06/01/46		250,000	270,486
Healthcare-Services	0.2%
IQVIA, Inc. 5.00%, 10/15/26(c)		150,000	156,750
Internet	1.0%
Netflix, Inc. 5.50%, 02/15/22		800,000	837,000

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Lodging	1.1%
Marriott International, Inc. 5.75%, 05/01/25		$850,000	$994,246
Media	4.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23(c)		1,650,000	1,660,312
CSC Holdings LLC,
6.75%, 11/15/21		728,000	760,760
5.50%, 04/15/27(c)		150,000	159,000
NBCUniversal Enterprise, Inc. 5.25%, 03/19/21(c)		400,000	408,000
Sirius XM Radio, Inc. 4.13%, 07/01/30(c)		400,000	425,750
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(b)		350,000	363,125
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(b)		250,000	280,663
			4,057,610
Packing & Containers	0.6%
Berry Global, Inc. 4.88%, 07/15/26(c)		300,000	322,257
Plastipak Holdings, Inc. 6.25%, 10/15/25(c)		200,000	206,000
			528,257
Pipelines	0.8%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%) 7.38%, 12/15/22(b)		800,000	664,000
Software	0.6%
MSCI, Inc. 5.38%, 05/15/27(c)		150,000	160,125
SS&C Technologies, Inc. 5.50%, 09/30/27(c)		325,000	347,107
			507,232
TOTAL CORPORATE BONDS (Cost $12,140,765)			12,354,029

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	3.5%
iShares Gold Trust		68,588	1,243,500
SPDR Gold Shares		10,188	1,817,132
TOTAL EXCHANGE TRADED FUNDS (Cost $2,304,384)			3,060,632

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	7.8%
Banks	1.6%
Intesa Sanpaolo S.p.A.,
5.02%, 06/26/24(c)		$1,200,000	$1,312,893
5.71%, 01/15/26(c)		50,000	57,230
			1,370,123
Beverages	0.6%
Bacardi Ltd. 2.75%, 07/15/26(c)		450,000	476,770
Electric	1.5%
Electricite de France S.A. (Variable, USD Swap 10Y + 3.04%) 5.63%, 01/22/24(b)		475,000	510,625
Enel S.p.A. (Variable, USD Swap 5Y + 5.88%) 8.75%, 09/24/73(b)(c)		675,000	788,265
			1,298,890
Insurance	0.2%
Allianz S.E. 3.88%, 03/07/22		200,000	202,400
Media	1.3%
Liberty Latin America Ltd. 2.00%, 07/15/24		450,000	427,605
Videotron Ltd. 5.13%, 04/15/27(c)		700,000	742,875
			1,170,480
Packing & Containers	1.2%
OI European Group B.V. 4.00%, 03/15/23(c)		1,025,000	1,045,500
Telecommunications	1.4%
Altice France S.A.,
8.13%, 02/01/27(c)		650,000	716,631
5.50%, 01/15/28(c)		200,000	209,102
Vodafone Group PLC (Variable, USD Swap 5Y + 4.87%) 7.00%, 04/04/79(b)		250,000	311,009
			1,236,742
TOTAL FOREIGN ISSUER BONDS (Cost $6,590,228)			6,800,905

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	5.5%
Banks	0.8%
JPMorgan Chase & Co., 6.00%		7,500	213,600
Morgan Stanley, 6.88%(b)		7,525	214,463
Morgan Stanley, 7.13%(b)		7,550	222,045
			650,108

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Diversified Financial Services	0.2%
Charles Schwab (The) Corp., 6.00%		7,925	$201,533
Electric	0.5%
Duke Energy Corp., 5.63%		7,513	215,999
Duke Energy Corp., 5.75%		7,500	213,825
			429,824
Real Estate Investment Trusts	1.4%
Boston Properties, Inc., 5.25%		6,203	160,968
Public Storage, 4.63%		7,600	206,264
Public Storage, 5.40%		3,150	78,971
Public Storage, 5.60%		7,750	223,122
Vornado Realty Trust, 5.70%		20,375	512,635
			1,181,960
Semiconductors	1.1%
Samsung Electronics Co. Ltd., 1.90%(d)		14,078	955,642
Telecommunications	1.5%
AT&T, Inc., 4.75%		43,700	1,169,412
AT&T, Inc., 5.35%		6,050	167,101
			1,336,513
TOTAL PREFERRED STOCKS (Cost $4,012,481)			4,755,580
WARRANTS	0.0%
Retail	0.0%
Cie Financiere Richemont S.A., Exp. 11/22/23, Strike $67.00(a)		11,680	3,034
TOTAL WARRANTS (Cost $0)			3,034

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	3.8%
U.S. Treasury Notes	3.8%
2.50%, 02/28/21		$1,400,000	1,404,995
0.38%, 03/31/22		1,111,200	1,114,716
2.13%, 09/30/24		750,000	802,851
			3,322,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,274,803)			3,322,562

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.2%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(e)		1,071,834	1,071,834
TOTAL SHORT-TERM INVESTMENTS (Cost $1,071,834)			1,071,834
TOTAL INVESTMENTS (Cost $75,508,411)	99.3%		86,505,636
NET OTHER ASSETS (LIABILITIES)	0.7%		610,601
NET ASSETS	100.0%		$87,116,237

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

(a)Non-income producing security.
(b)Floating rate security. The rate presented is the rate in effect at December 31, 2020, and the related index and spread are shown parenthetically for each security.
(c)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of December 31, 2020 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	1,781,312	United States Dollar	2,163,655	03/23/2021	$(16,579)
Total						$(16,579)

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

At December 31, 2020, the JOHCM Global Income Builder Fund’s investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	52.0%
United Kingdom	9.7
France	7.3
Italy	5.9
Switzerland	5.4
Netherlands	3.5
Spain	3.2
Germany	2.8
Canada	2.1
Hong Kong	2.0
Japan	1.2
South Korea	1.1
Ireland	0.8
Taiwan	0.8
Bermuda	0.5
Chile	0.5
Singapore	0.5
Total	99.3%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	83.6%
Belgium	2.1%
Proximus SADP		3,632	$72,037
Finland	3.8%
Nokian Renkaat OYJ		1,051	36,729
Wartsila OYJ Abp		9,244	91,971
			128,700
France	12.6%
Bureau Veritas S.A.(a)		1,679	44,660
Coface S.A.(a)		7,220	72,956
Safran S.A.(a)		468	66,372
Sanofi		1,645	158,941
Thales S.A.		917	84,000
			426,929
Germany	8.1%
Continental A.G.		571	84,610
Deutsche Boerse A.G.		342	58,062
Henkel A.G. & Co. KGaA		485	46,687
SAP S.E.		656	86,204
			275,563
Hong Kong	1.6%
China Mobile Ltd.		9,560	54,632
Italy	5.2%
Enel S.p.A.		17,441	176,125
Japan	12.5%
Daiichikosho Co. Ltd.		2,100	72,519
KDDI Corp.		2,983	88,587
Nippon Gas Co. Ltd.		1,300	70,141
Nippon Telegraph & Telephone Corp.		3,104	79,591
Pola Orbis Holdings, Inc.		1,148	23,329
Sugi Holdings Co. Ltd.		1,360	91,015
			425,182
Netherlands	2.5%
SBM Offshore N.V.		3,902	73,944
Wolters Kluwer N.V.		120	10,128
			84,072
Portugal	2.7%
Galp Energia SGPS S.A.		8,491	90,829
Spain	2.3%
Amadeus IT Group S.A.		789	57,122
Industria de Diseno Textil S.A.		642	20,442
			77,564
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	2.7%
Roche Holding A.G. (Genusschein)		151	$52,685
Schindler Holding A.G. - REG		147	39,568
			92,253
United Kingdom	24.1%
B&M European Value Retail S.A.		12,819	90,525
Compass Group PLC		4,717	88,021
Ferguson PLC		296	35,997
Johnson Matthey PLC		2,579	85,621
Lancashire Holdings Ltd.		8,820	88,355
Rio Tinto PLC		1,174	87,843
RSA Insurance Group PLC		12,888	120,046
Sage Group (The) PLC		755	6,014
Smith & Nephew PLC		4,364	91,129
Unilever PLC		2,050	124,130
			817,681
United States	3.4%
Philip Morris International, Inc.		1,373	113,671
TOTAL COMMON STOCKS (Cost $2,441,899)			2,835,238
EQUITY-LINKED SECURITIES	2.8%
India	2.8%
ITC Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(b)		32,810	93,971
TOTAL EQUITY-LINKED SECURITIES (Cost $83,596)			93,971
TOTAL INVESTMENTS (Cost $2,525,495)	86.4%		2,929,209
NET OTHER ASSETS (LIABILITIES)	13.6%		461,965
NET ASSETS	100.0%		$3,391,174

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

At December 31, 2020 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	10.8%
Consumer Discretionary	9.5
Consumer Staples	14.5
Energy	4.9
Financials	10.0
Health Care	8.9
Industrials	11.0
Information Technology	4.4
Materials	5.1
Utilities	7.3
Total	86.4%
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.2%
Australia	3.5%
Atlassian Corp. PLC - Class A(a)		1,049,662	$245,484,452
Fortescue Metals Group Ltd.		9,369,934	169,411,585
			414,896,037
Denmark	4.8%
Orsted A/S(b)		1,382,181	282,690,247
Vestas Wind Systems A/S		1,198,524	283,659,171
			566,349,418
France	6.5%
L'Oreal S.A.		678,668	257,864,336
Schneider Electric S.E.		1,746,900	252,681,212
Valeo S.A.		6,339,743	250,380,917
			760,926,465
Germany	10.7%
Continental A.G.		1,767,098	261,846,797
Deutsche Boerse A.G.		1,462,005	248,205,015
Infineon Technologies A.G.		7,201,275	276,360,908
Merck KGaA		1,551,558	265,957,980
SAP S.E.		1,541,916	202,620,924
			1,254,991,624
Hong Kong	2.3%
Hong Kong Exchanges & Clearing Ltd.		4,982,762	274,053,758
Ireland	8.9%
Accenture PLC - Class A		1,016,933	265,633,069
Aptiv PLC		2,053,437	267,542,307
ICON PLC(a)		1,298,319	253,146,238
Medtronic PLC		2,212,870	259,215,592
			1,045,537,206
Italy	2.2%
FinecoBank Banca Fineco S.p.A.(a)		15,852,115	258,700,583
Japan	27.5%
Advantest Corp.		3,817,400	286,598,700
CyberAgent, Inc.		3,613,800	249,330,117
Fujitsu Ltd.		1,836,500	265,857,612
Japan Exchange Group, Inc.		9,391,800	240,141,015
Kao Corp.		3,175,200	245,490,286
ORIX Corp.		17,377,800	269,686,614
PeptiDream, Inc.(a)		4,702,800	239,012,558
Rakuten, Inc.		23,661,800	227,254,100
Recruit Holdings Co. Ltd.		6,386,200	267,859,686
SBI Holdings, Inc.		8,824,700	209,645,920
Takeda Pharmaceutical Co. Ltd.		6,657,400	241,341,742
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Terumo Corp.		6,481,500	$271,086,579
Z Holdings Corp.		34,154,900	207,154,353
			3,220,459,282
Netherlands	8.7%
ASML Holding N.V.		543,594	262,698,306
Koninklijke Ahold Delhaize N.V.		8,643,801	244,102,513
Koninklijke DSM N.V.		1,579,325	272,064,001
Prosus N.V.(a)		2,241,131	241,085,962
			1,019,950,782
New Zealand	1.6%
a2 Milk Co. Ltd.(a)		20,549,458	181,532,431
South Korea	2.2%
SK Hynix, Inc.		2,326,932	254,560,651
Spain	2.4%
Siemens Gamesa Renewable Energy S.A.		7,017,535	284,884,438
Switzerland	6.6%
Lonza Group A.G. - REG		402,731	258,660,163
Roche Holding A.G. (Genusschein)		743,124	259,281,816
STMicroelectronics N.V.		6,902,722	255,747,204
			773,689,183
Taiwan	2.3%
MediaTek, Inc.		10,033,651	267,956,893
United Kingdom	8.0%
CNH Industrial N.V.(a)		20,016,638	253,649,339
IHS Markit Ltd.		2,798,354	251,376,140
Linde PLC		1,055,023	273,993,477
Weir Group (The) PLC(a)		5,629,416	153,336,331
			932,355,287
TOTAL COMMON STOCKS (Cost $8,044,361,211)			11,510,844,038
TOTAL INVESTMENTS (Cost $8,044,361,211)	98.2%		11,510,844,038
NET OTHER ASSETS (LIABILITIES)	1.8%		212,277,583
NET ASSETS	100.0%		$11,723,121,621

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

At December 31, 2020 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	3.9%
Consumer Discretionary	10.7
Consumer Staples	7.9
Financials	12.8
Health Care	17.5
Industrials	14.9
Information Technology	22.0
Materials	6.1
Utilities	2.4
Total	98.2%
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.5%
Australia	2.7%
Ansell Ltd.		73,763	$1,981,539
GWA Group Ltd.		1,369,843	3,705,237
			5,686,776
Canada	4.2%
Heroux-Devtek, Inc.(a)		264,685	2,931,934
Laurentian Bank of Canada		64,493	1,580,785
Linamar Corp.		82,917	4,391,754
			8,904,473
China	1.0%
Haitian International Holdings Ltd.		585,000	2,026,375
Finland	2.9%
Ahlstrom-Munksjo OYJ		95,200	2,104,963
Vaisala OYJ - Class A		58,930	2,905,443
Valmet OYJ		39,920	1,141,265
			6,151,671
France	7.6%
Coface S.A.(a)		330,704	3,341,685
Eutelsat Communications S.A.		227,819	2,578,368
IPSOS		102,245	3,459,971
Lectra		117,927	3,613,797
Robertet S.A.		2,687	2,964,108
			15,957,929
Germany	2.8%
Gerresheimer A.G.		27,353	2,932,864
KWS Saat S.E. & Co. KGaA		38,142	3,029,657
			5,962,521
Hong Kong	5.3%
Bosideng International Holdings Ltd.		3,208,000	1,636,624
Mandarin Oriental International Ltd.(a)		1,284,925	2,183,630
Pico Far East Holdings Ltd.		7,666,000	1,373,987
SITC International Holdings Co. Ltd.		1,830,000	3,961,920
Vinda International Holdings Ltd.		726,000	1,985,038
			11,141,199
Ireland	3.3%
Grafton Group PLC(a)		304,703	3,845,969
Irish Continental Group PLC(a)		572,723	3,092,912
			6,938,881
Japan	17.9%
Ariake Japan Co. Ltd.		41,300	2,971,225
Daiseki Co. Ltd.		100,400	2,946,959
EPS Holdings, Inc.		48,800	462,580
Furuno Electric Co. Ltd.		225,100	2,652,764
Iwatani Corp.		75,700	4,668,832
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kintetsu World Express, Inc.		135,800	$3,220,301
Kurita Water Industries Ltd.		90,200	3,452,636
Mani, Inc.		99,900	2,720,714
Rion Co. Ltd.		121,800	4,258,685
Rohto Pharmaceutical Co. Ltd.		70,800	2,098,449
Sakata Seed Corp.		79,900	2,778,751
SHO-BOND Holdings Co. Ltd.		55,600	2,708,078
Transcosmos, Inc.		101,200	2,558,897
			37,498,871
Mexico	1.4%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		3,205,854	3,035,166
Netherlands	2.7%
Corbion N.V.		57,987	3,261,921
Sligro Food Group N.V.(a)		117,265	2,428,030
			5,689,951
Norway	2.8%
Borregaard ASA		203,536	3,367,517
Norway Royal Salmon ASA		97,012	2,431,129
			5,798,646
South Korea	7.4%
Binggrae Co. Ltd.		46,400	2,437,912
Choong Ang Vaccine Laboratory		143,666	2,273,007
Koh Young Technology, Inc.		28,682	2,768,729
Samwha Capacitor Co. Ltd.		47,564	2,894,427
SK Materials Co. Ltd.		15,469	5,103,574
			15,477,649
Sweden	8.6%
AAK AB		143,772	2,899,409
Avanza Bank Holding AB		126,994	3,575,927
BioGaia AB - Class B		49,493	3,230,305
Cloetta AB - Class B		954,171	2,842,549
IAR Systems Group AB(a)		152,846	2,595,811
Thule Group AB(a)(b)		79,897	2,986,213
			18,130,214
Switzerland	8.2%
Bobst Group S.A. - REG		40,721	2,457,724
Gurit Holding A.G. - Bearer		1,305	3,667,617
Huber + Suhner A.G. - REG		29,238	2,313,090
LEM Holding S.A. - REG		1,677	3,273,310
Valiant Holding A.G. - REG		26,038	2,554,302
Valora Holding A.G. - REG(a)		14,860	2,916,612
			17,182,655
Taiwan	5.1%
ASPEED Technology, Inc.		38,000	2,318,695
Merida Industry Co. Ltd.		320,000	2,685,274
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sinmag Equipment Corp.		159,667	$484,976
Tong Yang Industry Co. Ltd.		2,051,000	2,843,356
Walsin Technology Corp.		276,000	2,273,548
			10,605,849
United Kingdom	12.6%
Bloomsbury Publishing PLC		903,828	3,670,311
First Derivatives PLC(a)		91,725	4,019,185
Gamma Communications PLC		140,879	3,169,481
Genus PLC		54,065	3,106,237
JET2 PLC(a)		180,826	3,506,345
Paragon Banking Group PLC		522,531	3,502,214
Porvair PLC		355,611	2,574,627
SThree PLC(a)		722,358	2,946,679
			26,495,079
TOTAL COMMON STOCKS (Cost $156,332,641)			202,683,905
TOTAL INVESTMENTS (Cost $156,332,641)	96.5%		202,683,905
NET OTHER ASSETS (LIABILITIES)	3.5%		7,253,985
NET ASSETS	100.0%		$209,937,890

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
At December 31, 2020 the industry sectors for the JOHCM International Small Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	6.8%
Consumer Discretionary	9.4
Consumer Staples	12.3
Energy	2.2
Financials	6.9
Health Care	11.4
Industrials	22.5
Information Technology	15.2
Materials	9.8
Total	96.5%
See Notes to Schedules of Investments.